Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income taxes paid (refund) [abstract]
Schedule of Composition of Income Tax Expense (Benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Current tax expense	¥208,513	¥246,578	¥107,349
Deferred tax benefit	(136,108)	(188,526)	(198,755)
Total	¥72,405	¥58,052	¥(91,406)

Schedule of Reconciliation from Income Tax Expense (Benefit)
The following is a reconciliation from income tax expense at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expense (benefit) reported for the year ended March 31:

	JPY (millions)
	2022	2023	2024
Profit before tax	¥302,571	¥375,090	¥52,791
Income tax expense at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	92,526	114,703	16,143
Non-deductible expenses for tax purposes (1)	6,071	15,158	21,353
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(8,831)	(21,791)	(3,512)
Tax credits	(32,948)	(26,676)	(30,654)
Differences in applicable tax rates of overseas subsidiaries (3)	24,496	(31,446)	(29,782)
Changes in tax effects of undistributed profit of overseas subsidiaries	(20,359)	6,174	(1,737)
Effect of changes in applicable tax rates and tax law (4)	(39,661)	2,482	(11,994)
Tax contingencies (5)	58,540	13,991	(83,784)
Effect of prior year items	(4,762)	(7,524)	(2,479)
Entity reorganizations/Divestments	2,041	(6,321)	33,469
Other	(4,708)	(698)	1,571
Income tax expense (benefit) reported for the year	¥72,405	¥58,052	¥(91,406)
(1) Amounts for the years ended March 31, 2022, 2023 and 2024 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. Additionally, amounts for the years ended March 31, 2023 and 2024 include non-deductible interest due to Japanese earnings stripping rules.
(2) Amounts for the years ended March 31, 2022, 2023 and 2024 include deferred tax expenses (benefits) associated with carried forward net operating losses. The amount for the year ended March 31, 2023 is driven by recognition of tax benefits from previously unrecognized tax losses as result of internal entity restructuring transactions.
(3) Amounts for the years ended March 31, 2022, 2023 and 2024 include unitary and minimum taxes on overseas subsidiaries.
(4) Amount for the year ended March 31, 2022 includes JPY 39,106 million deferred tax benefit related to a blended state tax rate change as a result of legal entity restructuring in the US. Amount for the year ended March 31, 2024 includes JPY 4,206 million deferred tax expense related to US state law change and JPY 16,200 million deferred tax benefit relating to extension of the carryforward period relating to Japanese earnings stripping rules.
(5) Tax expense amount for the year ended March 31, 2022 includes JPY 65,942 million from the AbbVie break fee case. Tax benefit for the year ended March 31, 2024 is from favorable resolution of tax contingencies including JPY 63,547 million relating to the AbbVie break fee settlement.

Schedule of Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2023	2024
Deferred tax assets	¥366,003	¥393,865
Deferred tax liabilities	(270,620)	(113,777)
Net deferred tax assets	¥95,383	¥280,088
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2022	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2023
Research and development expenses	¥33,199	¥98,057	¥—	¥4,974	¥136,230
Inventories	94,530	11,863	—	4,518	110,911
Property, plant and equipment	(69,775)	2,834	—	(4,818)	(71,759)
Intangible assets	(497,480)	86,244	—	(41,358)	(452,594)
Financial assets measured at FVTOCI	(6,759)	—	214	1,417	(5,128)
Accrued expenses and provisions	155,330	(6,402)	—	16,115	165,043
Defined benefit plans	13,456	(2,855)	(5,563)	1,368	6,406
Deferred income	11,225	(3,911)	—	118	7,432
Unused tax losses	119,453	(24,662)	—	6,301	101,092
Tax credits	38,912	9,389	—	3,790	52,091
Investments in subsidiaries and associates	(31,210)	(5,581)	—	(47)	(36,838)
Cash flow hedges	29,031	—	9,449	—	38,480
Other	21,116	23,550	7,485	(8,134)	44,017
Total	¥(88,972)	¥188,526	¥11,585	¥(15,756)	¥95,383

	JPY (millions)
	As of April 1, 2023	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2024
Research and development expenses	¥136,230	¥77,180	¥—	¥3,600	¥217,010
Inventories	110,911	20,482	—	7,009	138,402
Property, plant and equipment	(71,759)	9,249	—	(5,999)	(68,509)
Intangible assets	(452,594)	99,039	—	(36,715)	(390,270)
Financial assets measured at FVTOCI	(5,128)	—	(2,056)	(455)	(7,639)
Accrued expenses and provisions	165,043	7,469	—	13,081	185,593
Defined benefit plans	6,406	667	2,170	5,485	14,728
Deferred income	7,432	(1,955)	—	16	5,493
Unused tax losses	101,092	(15,970)	—	3,549	88,671
Tax credits	52,091	(11,230)	—	5,298	46,159
Investments in subsidiaries and associates	(36,838)	10,183	—	(146)	(26,801)
Cash flow hedges	38,480	2,227	(19,062)	—	21,645
Other	44,017	1,414	(3,171)	13,346	55,606
Total	¥95,383	¥198,755	¥(22,119)	¥8,069	¥280,088
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity. The aggregate amount of deferred tax related to items charged directly to equity for the years ended March 31, 2023 and 2024 was JPY 2,204 million and JPY 506 million, respectively.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2023	2024
Unused tax losses	¥1,181,757	¥1,186,106
Deductible temporary differences	259,784	263,143
Unused tax credits	11,186	23,724
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2023	2024
1st year	¥76	¥812
2nd year	762	85
3rd year	307	1,989
4th year	896	6,233
5th year	2,081	578,648
After 5th year	1,114,021	590,813
Indefinite	63,614	7,526
Total	¥1,181,757	¥1,186,106

	JPY (millions) As of March 31
Unused tax credits	2023	2024
Less than 5 years	¥2,151	¥3,901
5 years or more	9,034	19,823
Indefinite	—	—
Total	¥11,186	¥23,724